SHARE-BASED COMPENSATION - Kaixin Auto 2022 Plan (Details) - Kaixin 2022 Plan - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022
SHARE-BASED COMPENSATION
Aggregate number of shares to be issued			2,633,333
Restricted shares
SHARE-BASED COMPENSATION
Options granted	2,633,333	2,566,667